CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common shares	Total shareholders' equity	Issued capital	Issued capital Preferred shares and other equity instruments	Issued capital Common shares	Contributed surplus	Retained earnings	Retained earnings Preferred shares and other equity instruments	Retained earnings Common shares	Accumulated other comprehensive income (loss), net of taxes	Participating policyholders	Non-controlling interests
Balance, beginning of year at Dec. 31, 2020					$ 2,257	$ 8,262	$ 72	$ 12,289			$ 1,589	$ 1,368	$ 25
Changes in equity [abstract]
Issued during the year					1,000
Issuance costs, net of tax					7
Redemption of shares					(1,025)			(20)
Stock options exercised		$ 43				43	(7)
Share-based payments							6
Net income (loss)	$ 4,370							4,035				335	0
Dividends on shares									$ (101)	$ (1,351)
Changes attributable to acquisition								(139)					15
Total other comprehensive income (loss) for the year	(606)		$ (603)								(603)	(3)	0
Additional contribution													37
Distribution to non-controlling interests													(18)
Balance, end of year at Dec. 31, 2021	28,073		26,314	$ 24,075	2,239	8,305	71	14,713			986	1,700	59
Changes in equity [abstract]
Issued during the year					0
Issuance costs, net of tax					0
Redemption of shares					0			0
Stock options exercised		$ 6				6	0
Share-based payments							19
Net income (loss)	3,302							3,130				116	56
Dividends on shares									$ (70)	$ (1,614)
Changes attributable to acquisition								0					0
Total other comprehensive income (loss) for the year	(310)		(335)								(335)	21	4
Additional contribution													2
Distribution to non-controlling interests													(31)
Balance, end of year at Dec. 31, 2022	$ 29,377		$ 27,450	$ 25,211	$ 2,239	$ 8,311	$ 90	$ 16,159			$ 651	$ 1,837	$ 90